Investment Objectives and Goals - Western Asset Ultra-Short Income Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET ULTRA-SHORT INCOME FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks current income and capital preservation while maintaining liquidity.